T. ROWE PRICE Summit Municipal Income Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 101.5%
ALABAMA 0.3%
Southeast Energy Auth., Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  4,150 5,220
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,780 4,461
9,681
ALASKA 0.3%
Valdez, Exxon Pipeline Project, Series A, VRDN, 0.02%, 12/1/33  2,300 2,300
Valdez, Exxon Pipeline Project, Series B, VRDN, 0.02%, 12/1/33  6,090 6,090
8,390
ARIZONA 0.9%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.907%, 1/1/37  750 747
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37 (2) 2,500 3,126
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38 (2) 2,500 3,120
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (2) 3,000 3,630
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/40  1,375 1,709
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/41  2,625 3,254
Phoenix Civic Improvement, Water System, Series A, 4.00%,
7/1/42  1,530 1,891
Phoenix Civic Improvement, Water System, Series A, 5.00%,
7/1/45  3,750 5,005
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  1,330 1,604
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  3,250 3,906
Tempe IDA, Friendship Village, 5.00%, 12/1/50  1,100 1,198
Tempe IDA, Friendship Village, 5.00%, 12/1/54  1,250 1,359
30,549
ARKANSAS 0.3%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  5,000 6,281
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/22  410 419
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23  600 641
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  800 888
8,229

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CALIFORNIA 12.8%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  6,500 7,097
Anaheim Housing & Public Improvements Auth., Electric Utility
Distribution, Series A, 5.00%, 10/1/36 (Prerefunded 10/1/21) (3) 1,020 1,028
Anaheim Housing & Public Improvements Auth., Electric Utility
Distribution, Unrefunded Balance, Series A, 5.00%, 10/1/36
(Prerefunded 10/1/21) (3) 1,380 1,391
Bay Area Toll Auth., Series B, FRN, 100% of SIFMA + 0.28%,
0.30%, 4/1/56  3,000 2,993
California, GO, 4.00%, 11/1/37  11,500 14,250
California, GO, 5.00%, 12/1/35  3,000 4,037
California, GO, 5.00%, 12/1/36  4,500 6,045
California, GO, 5.25%, 9/1/25  5,000 5,020
California Community Housing Agency, Fountains at Emerald Park,
Series A-2, 4.00%, 8/1/46 (1) 1,150 1,286
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (1) 1,000 1,110
California HFFA, 5.00%, 11/15/49  4,450 5,345
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  850 1,017
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  185 220
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,630 1,938
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  3,005 3,637
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,205 1,455
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/40  2,080 2,501
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)  1,875 1,989
California HFFA, Lucile Packard Children's Hospital, 4.00%,
5/15/46 (4) 10,000 11,677
California HFFA, Memorial Health Services, Series A, 5.00%,
10/1/33  2,750 2,901
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,500 1,884
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (3) 6,910 8,294
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31
(Prerefunded 8/15/21) (3) 3,025 3,030
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  788 976
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  5,900 7,492
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  1,765 2,230
California Minucipal Fin. Auth., Republic Services, Series B, VRDN,
0.30%, 7/1/51 (Tender 1/18/22) (2) 8,000 8,002
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  700 770

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,925 2,106
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2) 3,250 4,036
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (2) 7,960 9,764
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (2) 7,000 8,556
California Pollution Control Fin. Auth., Republic Services, Series A,
VRDN, 0.20%, 8/1/23 (Tender 11/1/21) (2) 10,000 10,000
California Pollution Control Fin. Auth., Republic Services,
Series A-2, VRDN, 0.20%, 11/1/42 (Tender 10/15/21) (1)(2) 5,000 5,000
California Public Works Board, Series B, 4.00%, 5/1/38  1,000 1,237
California Public Works Board, Series B, 4.00%, 5/1/46  2,550 3,093
California Public Works Board, Series B, 5.00%, 10/1/34  5,100 5,816
California Public Works Board, California State Univ., Series B,
5.25%, 10/1/27 (Prerefunded 10/1/21) (3) 1,460 1,472
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  2,250 2,414
California Public Works Board, Regents of the Univ. of California,
Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (3) 4,000 4,065
California School Fin. Auth., Aspire Public Schools, 5.00%,
8/1/41 (1) 1,600 1,832
California School Fin. Auth., Aspire Public Schools, 5.00%, 8/1/41
(Prerefunded 8/1/25) (1)(3) 150 178
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  4,000 4,812
California Statewide CDA, Children's Hosp., Series A, VRDN,
0.02%, 8/15/47  2,000 2,000
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28  2,910 3,296
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 850 1,008
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 1,975 2,237
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54  3,690 4,194
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 2,310 2,762
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  570 654
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  500 609
California, Various Purpose, GO, 5.00%, 8/1/30  4,400 5,692
California, Various Purpose, GO, 5.00%, 9/1/31  5,000 5,504
California, Various Purpose, GO, 5.00%, 10/1/39  3,550 4,045

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California, Various Purpose, Refunding, GO, 5.00%, 9/1/31  5,000 5,019
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (1) 5,250 5,848
CSCDA Community Improvement Auth., Union South Bay,
Series A-2, 4.00%, 7/1/56 (1) 4,325 4,732
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47  1,425 1,471
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34  5,000 5,864
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (3) 2,955 3,496
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44 (5) 1,925 2,136
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,130 4,580
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,620 3,114
Los Angeles, TRAN, 4.00%, 6/23/22  35,000 36,231
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  2,805 3,232
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  5,725 7,071
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  2,100 2,579
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/39  3,425 4,190
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  3,720 4,530
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  2,275 2,751
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects II, 5.00%, 8/1/29  2,000 2,096
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects II, 5.00%, 8/1/37  2,000 2,094
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (2) 6,500 8,145
Los Angeles Dept. of Water & Power, Series A-2, VRDN, 0.01%,
7/1/51  14,200 14,200
Los Angeles Dept. of Water & Power, Series A-3, VRDN, 0.02%,
7/1/51  7,000 7,000
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/30 (Prerefunded 3/1/22) (3) 1,480 1,523
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/31 (Prerefunded 3/1/22) (3) 1,555 1,600
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/32 (Prerefunded 3/1/22) (3) 705 725
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of SIFMA + 0.14%, 0.16%, 7/1/47 (Tender 5/21/24)  1,000 1,000
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of SIFMA + 0.14%, 0.16%, 7/1/37 (Tender 5/21/24)  5,000 5,000

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of SIFMA + 0.14%, 0.16%, 7/1/37 (Tender 5/21/24)  3,400 3,400
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (5) 1,000 1,129
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (5) 2,800 3,159
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (5) 2,620 2,953
Sacramento, 4.00%, 9/1/41  1,000 1,145
Sacramento, 4.00%, 9/1/46  1,200 1,363
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2) 2,000 2,471
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/43 (2) 7,000 7,574
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (2) 6,250 8,046
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (2) 10,010 12,498
San Francisco City & County Special Tax Dist. No 2020-1, Mission
Rock Fac. and Service, 4.00%, 9/1/51 (1) 1,000 1,150
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,550 1,821
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  1,125 1,319
San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1
Special Tax, 5.875%, 9/1/32  1,375 1,443
Univ. of California Regents, Series M, 5.00%, 5/15/47  5,000 6,150
Univ. of California Regents, Series O, 5.50%, 5/15/58  15,000 19,239
421,084
COLORADO 2.4%
Colorado, Series A, COP, 4.00%, 12/15/35  2,305 2,901
Colorado, Series A, COP, 4.00%, 12/15/36  2,305 2,893
Colorado, Series A, COP, 4.00%, 12/15/38  2,300 2,869
Colorado HFA, Adventist Health Sys. Sunbelt, Series A, 5.00%,
11/15/41  5,000 5,872
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%, 1/1/40
(Prerefunded 1/1/23) (3) 7,185 7,694
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  10,000 12,743
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1) 1,070 1,162
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1) 650 709
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  3,015 3,460
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  3,390 3,884
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  4,225 4,833
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,456

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 998
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2) 14,000 17,433
Denver City & County Airport, Series B, 5.00%, 11/15/43  1,250 1,378
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 544
Mirabelle Metropolitan Dist. No 2, Series A, GO, 5.00%, 12/1/49  1,250 1,359
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 1,162
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  5,000 5,953
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 715
80,018
CONNECTICUT 0.5%
Connecticut HEFA, Series L-1, 4.00%, 7/1/22  200 207
Connecticut HEFA, Series L-1, 4.00%, 7/1/23  325 348
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  2,480 2,825
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,510 1,699
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  1,000 1,121
Connecticut HEFA, Yale New Haven Health, Series C, VRDN,
0.02%, 7/1/25  725 725
Connecticut Special Tax Obligation, Transit Imps., Series A,
5.00%, 5/1/32  2,250 2,990
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,300 7,897
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05%
PIK), 6.05%, 7/1/31 (6)(7) 1,235 185
17,997
DELAWARE 1.2%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,000 6,968
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  2,475 3,014
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  4,800 5,813
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  8,320 9,839
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  6,750 8,614
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  1,250 1,656
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  2,000 2,642
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,000 1,319
39,865
DISTRICT OF COLUMBIA 3.4%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  8,000 1,732
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (3) 5,670 6,270

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
District of Columbia Water & Sewer Auth., Series B, 5.00%,
10/1/37  3,395 4,007
District of Columbia, American Society of Hematology, 5.00%,
7/1/42 (Prerefunded 7/1/22) (3) 1,850 1,932
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,825 1,995
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  510 555
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  700 757
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  1,325 1,427
District of Columbia, KIPP Project, 4.00%, 7/1/39  3,450 4,001
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (2) 10,675 13,442
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (2) 9,725 12,178
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46 (2) 4,000 5,176
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  10,285 12,770
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 4.00%, 10/1/53 (5) 1,050 1,219
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/34  700 904
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  2,150 2,932
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  4,050 4,936
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,827
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  2,000 2,408
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 3,293
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 7,228
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/38  3,500 4,349
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  12,220 14,847
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  2,500 3,341
113,526
FLORIDA 8.7%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  2,600 2,633

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  5,000 5,870
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  5,630 6,399
Brevard County HFA, Health First, 5.00%, 4/1/39  3,000 3,317
Broward County Airport, Series A, 4.00%, 10/1/49 (2) 3,000 3,478
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  750 964
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  500 636
Central Florida Expressway Auth., 4.00%, 7/1/34 (5) 3,915 4,906
Central Florida Expressway Auth., 5.00%, 7/1/42  5,230 6,389
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,800 2,177
Collier County Water-Sewer Dist., 4.00%, 7/1/40  8,355 10,376
Collier County Water-Sewer Dist., 4.00%, 7/1/44  5,000 6,133
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (3) 3,685 4,042
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33 (1) 2,000 2,393
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (1) 2,150 2,574
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 4,220 5,030
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (2) 1,000 1,238
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 5,500 6,936
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 15,000 18,138
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (2) 1,500 1,811
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 0.03%, 11/1/38  15,100 15,100
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (2) 820 1,017
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (2) 855 1,057
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (2) 5,000 6,006
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 2,775 3,298
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30  3,000 3,168
Jacksonville, Transit, Series A, 5.00%, 10/1/30 (Prerefunded
10/1/22) (3) 2,450 2,589
Jacksonville, Transit, Series A, 5.00%, 10/1/31 (Prerefunded
10/1/22) (3) 1,900 2,008
JEA Electric System, Series 3A, 4.00%, 10/1/37  5,000 6,042
JEA Electric System, Series A, VRDN, 0.03%, 10/1/36  5,025 5,025
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  1,400 1,581

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  1,375 1,732
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  7,275 9,077
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (3) 3,750 4,336
Miami-Dade County Aviation, 5.00%, 10/1/41  5,750 6,965
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28
(Prerefunded 10/1/22) (2)(3) 3,580 3,780
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (2)(3) 5,000 5,280
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  10,000 12,058
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  11,375 13,055
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  5,000 5,710
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/48  6,880 8,244
Orange County HFA, Nemours Foundation Project, Series C-1,
VRDN, 0.01%, 1/1/39  3,000 3,000
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  6,355 7,671
Orange County HFA, Orlando Health Obligated Group, 5.00%,
10/1/47  3,500 4,372
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23) (3) 1,505 1,644
OTC Community Dev. Dist., Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38  350 350
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  2,575 2,994
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  7,405 8,616
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.25%, 6/1/34  685 729
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.50%, 6/1/49  250 266
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/26
(Prerefunded 6/1/23) (3) 3,000 3,269
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 12,436
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47  8,250 10,178
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  15,000 18,263
286,356
GEORGIA 5.3%
Atlanta Airport, Series B, 4.00%, 7/1/49 (2) 2,500 2,905
Atlanta Airport, Series B, 5.00%, 1/1/33  2,500 2,778
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  800 602
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  4,050 3,049
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  2,275 2,653
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  11,000 12,818

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dalton, GO, 5.00%, 2/1/42  8,500 10,647
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  11,000 12,906
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,325 1,604
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  4,920 5,923
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  2,050 2,458
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  2,625 3,053
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  3,675 4,460
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  2,000 2,387
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49  11,000 12,589
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,100 1,312
George L Smith II Congress Center Auth., 4.00%, 1/1/54  12,490 14,557
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (1) 3,820 4,607
Georgia Private Colleges & Univ. Auth., Emory Univ., Series A,
4.00%, 10/1/46  9,430 10,784
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  7,625 9,317
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,925 3,561
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,500 1,816
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 5,120
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 3,173
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 3,115
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  6,400 6,907
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,080 8,208
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  685 818
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  1,280 1,577
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  355 449
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  5,045 6,195
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  3,625 4,331
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  2,040 2,513

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  2,145 2,715
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  1,870 2,059
173,966
GUAM 0.1%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42 (4) 1,885 2,168
2,168
HAWAII 0.2%
Hawaii Airports Sys. Revenue, Series A, 5.00%, 7/1/43 (2) 6,000 7,382
7,382
IDAHO 0.5%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  6,335 6,977
Idaho HFA, Trinity Health Credit Group, VRDN, 0.10%, 12/1/48
(Tender 11/1/21)  8,500 8,500
15,477
ILLINOIS 3.4%
Chicago, Series A, GO, 5.50%, 1/1/49  3,050 3,849
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (5) 1,000 1,146
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33 (2) 3,600 3,974
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34 (2) 2,400 2,647
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 5,000 5,753
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2) 3,000 3,698
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  2,160 2,496
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  3,725 4,499
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,400 1,612
Cook County, Series C, GO, 5.00%, 11/15/29  1,750 1,857
Cook County, Series C, GO, 5.00%, 11/15/33  2,740 2,906
Illinois, GO, 5.50%, 5/1/25  1,360 1,610
Illinois, GO, 5.50%, 5/1/26  1,625 1,989
Illinois, GO, 5.50%, 7/1/38  4,500 4,868
Illinois, Series A, GO, 5.00%, 3/1/24  465 520
Illinois, Series A, GO, 5.00%, 3/1/25  1,250 1,449
Illinois, Series A, GO, 5.00%, 10/1/25  800 945
Illinois, Series A, GO, 5.00%, 10/1/31  1,000 1,252
Illinois, Series A, GO, 5.00%, 3/1/35  2,700 3,522
Illinois, Series B, GO, 4.00%, 11/1/33  5,000 5,926
Illinois, Series B, GO, 5.00%, 3/1/24  625 699
Illinois, Series B, GO, 5.00%, 10/1/31  1,500 1,878
Illinois, Series B, GO, 5.00%, 10/1/32  1,200 1,499
Illinois, Series C, GO, 5.00%, 11/1/29  7,435 9,140
Illinois, Series D, GO, 5.00%, 11/1/24  1,000 1,146
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  435 532

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  640 780
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,855 2,251
Illinois Fin. Auth., Carle Foundation, Series C, VRDN, 0.02%,
8/15/52  2,100 2,100
Illinois Fin. Auth., OSF Healthcare System, Series B, VRDN, 0.03%,
11/15/37  2,290 2,290
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-1, VRDN,
0.02%, 8/1/43  4,700 4,700
Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37  5,000 5,725
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42 (4) 2,725 3,170
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52 (4) 2,605 2,988
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  4,775 5,965
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36 (4) 1,675 1,171
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40 (4) 1,635 999
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  650 780
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (8) 2,000 2,859
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (8) 4,600 5,479
112,669
INDIANA 0.7%
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%, 7/1/48 (2) 2,260 2,448
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%, 1/1/51 (2) 5,440 5,916
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
0.03%, 11/1/39  5,370 5,370
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (2) 2,000 2,262
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (2) 500 570
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31
(Prerefunded 9/1/21) (3) 1,000 1,006
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26) (2) 5,425 6,596
24,168
IOWA 0.5%
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  600 661
Iowa Fin. Auth., Unity Point Health, Series B-1, VRDN, 0.03%,
2/15/39  2,225 2,225
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 0.03%,
2/15/39  5,550 5,550
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  5,550 6,709
15,145

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
KANSAS 0.3%
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  6,000 7,350
Wichita, Via Christi Health, Series A, 5.00%, 11/15/29
(Prerefunded 11/15/21) (3) 4,000 4,055
11,405
KENTUCKY 1.2%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  585 685
Ashland, Ashland Medical Center, 4.00%, 2/1/35  470 547
Ashland, Ashland Medical Center, 4.00%, 2/1/38  650 750
Ashland, Ashland Medical Center, 5.00%, 2/1/32  325 412
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,075 1,270
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  825 973
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,375 3,940
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  2,225 2,662
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  4,830 5,423
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  7,270 8,660
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  12,500 13,898
39,220
LOUISIANA 1.1%
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/38 (2) 1,250 1,497
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,865 2,267
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  4,250 5,156
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/34 (2) 4,000 4,570
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48 (2) 2,300 2,733
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (3) 1,500 1,765
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (3) 1,350 1,588
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (3) 5,500 6,584
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)  500 515
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,000 4,605

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  625 649
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,576
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 1,038
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,000 1,059
35,602
MARYLAND 4.6%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,950 3,181
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  2,235 2,389
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  3,190 3,675
Baltimore City, Water, 5.00%, 7/1/31  2,155 2,484
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (3) 1,500 1,676
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24) (3) 2,280 2,547
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  440 495
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  295 331
Maryland CDA, Series A, 4.50%, 9/1/48  3,510 3,957
Maryland DOT, DOT, 4.00%, 8/1/37 (2) 1,150 1,404
Maryland DOT, DOT, 4.00%, 8/1/38 (2) 1,410 1,717
Maryland DOT, DOT, 5.00%, 8/1/36 (2) 1,000 1,328
Maryland DOT, DOT, 5.00%, 8/1/46 (2) 2,945 3,798
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  1,150 1,327
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%,
3/31/24 (2) 3,000 3,047
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%,
9/30/28 (2) 1,410 1,432
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
9/30/24 (2) 250 283
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/30 (2) 2,500 2,999
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/36 (2) 6,775 8,060
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%,
3/31/51 (2) 1,850 2,190
Maryland HHEFA, 5.00%, 7/1/39  5,000 5,555
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,445 1,768
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  5,000 6,042
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31  500 512
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  4,500 5,192
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  4,000 4,608
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  6,545 8,039
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  3,055 3,570

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,865 2,113
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,770 2,085
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,965 3,478
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,840 2,151
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (3) 8,500 8,882
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3) 2,500 2,862
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  4,000 5,031
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  5,015 7,592
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  5,790 7,221
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  2,500 3,718
Maryland State Transportation Auth., Series A, 4.00%, 7/1/38  1,000 1,246
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,550
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (2) 3,250 3,875
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series B, 5.00%, 3/1/27 (Prerefunded 3/1/22) (2)(3) 7,985 8,204
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,500 2,692
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  295 322
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,000 2,196
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  3,000 3,192
152,016
MASSACHUSETTS 0.9%
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/51  13,450 16,320
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57 (1) 1,600 1,750
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  7,850 10,031
28,101
MICHIGAN 2.6%
Detroit, GO, 5.00%, 4/1/27  800 959
Detroit, GO, 5.50%, 4/1/32  590 762
Detroit, GO, 5.50%, 4/1/34  330 424
Detroit, GO, 5.50%, 4/1/36  435 555
Detroit, GO, 5.50%, 4/1/38  980 1,245
Detroit, GO, 5.50%, 4/1/40  680 860

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Detroit, GO, 5.50%, 4/1/45  500 631
Detroit, GO, 5.50%, 4/1/50  1,000 1,258
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (5) 2,100 2,355
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (5) 2,300 2,570
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  3,300 3,977
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  10,875 12,944
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31 (4) 900 1,004
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43 (4) 1,250 1,361
Michigan Fin. Auth., Series C-1, 5.00%, 7/1/44 (Prerefunded
7/1/22) (3) 1,000 1,045
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  2,325 2,711
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  2,250 2,625
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  3,225 3,919
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  3,500 4,237
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  1,390 1,789
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  2,000 2,569
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  5,925 7,595
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  5,000 5,798
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/31
(Prerefunded 6/1/22) (3) 2,700 2,810
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/35
(Prerefunded 6/1/22) (3) 5,000 5,204
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/22) (3) 3,000 3,196
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 10,000 12,280
86,683
MINNESOTA 0.1%
Minneapolis, Fairview Health Services, Series C, VRDN, 0.03%,
11/15/48  4,045 4,045
4,045
MISSOURI 1.7%
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/25
(Prerefunded 9/1/21) (3) 3,620 3,635
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (2)(5) 8,350 10,520
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/55 (2)(5) 16,490 20,375

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33  2,000 2,224
Missouri Joint Municipal Electric Utility Commission, Plum Point,
5.00%, 1/1/33  5,000 5,734
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  6,685 7,634
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  750 856
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,950 2,215
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  825 912
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  90 92
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  585 597
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  500 515
55,309
NEBRASKA 0.0%
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37  1,000 1,054
1,054
NEVADA 0.7%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  2,095 2,668
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  10,800 13,201
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,210 3,664
Las Vegas Redev. Agency, 5.00%, 6/15/45  2,540 2,872
Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/28  805 837
Sparks, Series A, 2.50%, 6/15/24 (1) 590 601
23,843
NEW HAMPSHIRE 0.3%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  2,254 2,741
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  4,750 5,677
8,418
NEW JERSEY 6.0%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46 (9) 1,200 1,450
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  2,000 2,496
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/24  1,000 1,036
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/25  5,000 5,170
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28  500 515
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 385 406
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,500 2,803
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,685 1,976

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(5) 1,000 1,118
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (2) 1,795 2,001
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(5) 1,100 1,227
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (2) 3,000 3,357
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (2) 2,040 2,293
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (2) 1,000 1,214
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  2,455 2,701
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (2) 2,920 3,455
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (2) 5,795 6,739
New Jersey Economic Dev. Auth., Transit Trans. Project, 4.00%,
11/1/38  1,000 1,179
New Jersey Economic Dev. Auth., Transit Trans. Project, 4.00%,
11/1/44  2,250 2,623
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/23  1,255 1,311
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24  4,500 4,699
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25  1,000 1,044
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  3,350 3,792
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  2,000 2,469
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/25  4,000 4,173
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/26  1,000 1,043
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  5,900 7,057
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (5) 3,550 4,111
New Jersey Higher Ed. Student Assistance Auth., Series 1A-1,
5.00%, 12/1/22 (2) 2,000 2,124
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 4,049
New Jersey Institute of Technology, Unrefunded Balance, Series A,
5.00%, 7/1/42 (Prerefunded 7/1/22) (3) 2,780 2,904
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  2,420 2,943
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,518
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  6,650 8,053
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39 (4) 2,900 3,360

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40 (4) 2,900 3,349
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (4) 1,180 1,355
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,900 3,453
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36 (4) 1,750 2,228
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37 (4) 1,325 1,679
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  5,825 6,703
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,900 3,429
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,450 16,969
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,925 2,330
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  21,015 25,128
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/30 (Prerefunded
1/1/23) (3) 4,000 4,278
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  8,475 9,968
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  6,965 8,470
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,000 1,241
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  3,000 3,695
Union County PCR, Exxon Project, VRDN, 0.03%, 10/1/24  4,600 4,600
197,284
NEW MEXICO 0.2%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 2,041
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48  4,500 5,256
7,297
NEW YORK 9.5%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  4,800 5,643
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2) 1,500 1,694
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/39  10,015 12,195
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  4,675 5,519
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,000 6,280
Dormitory Auth. of the State of New York, New York Univ., Series A,
4.00%, 7/1/46  2,700 3,284

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32  6,250 6,439
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/44  1,400 1,499
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  6,050 7,386
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/25 (Prerefunded 10/1/21) (3) 2,835 2,858
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  165 166
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  2,605 3,110
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  745 827
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  9,655 3,873
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  970 1,042
Long Island Power Auth., Series A, 5.00%, 9/1/37  3,450 3,625
Long Island Power Auth., Series A, 5.00%, 9/1/37 (Prerefunded
9/1/22) (3) 1,725 1,817
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  1,325 1,503
Metropolitan Transportation Auth., Series A, BAN, 5.00%, 2/1/23  2,230 2,388
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (5) 4,000 4,948
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  21,000 22,075
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 0.584%, 11/1/32 (Tender 4/1/24) (5) 1,675 1,687
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 0.584%, 11/1/32 (Tender 4/1/24) (5) 5,325 5,363
Metropolitan Transportation Auth., Series F, BAN, 5.00%, 11/15/22  4,185 4,439
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  5,000 6,134
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  10,480 13,123
Monroe County IDC, Univ. of Rochester Project, Series A, 4.00%,
7/1/50  8,720 10,335
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%,
1/1/23 (10)(11) 98 78
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32 (10)(11) 296 237
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49 (10)(11) 2,679 2,143
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49 (10)(11) 171 137
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20 (10)(11) 22 18

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (10)(11) 636 —
New York City, Series B-1, GO, 5.00%, 10/1/38  2,550 3,152
New York City, Series B-1, GO, 5.00%, 10/1/42  7,000 8,952
New York City, Series D, GO, 5.00%, 12/1/42  5,000 6,330
New York City, Series F-1, GO, 4.00%, 3/1/40  2,025 2,467
New York City, Series F-1, GO, 4.00%, 3/1/47  2,835 3,401
New York City, Series J, GO, 5.00%, 8/1/30  4,310 4,903
New York City, Series J, GO, 5.00%, 8/1/33  1,500 1,704
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  5,000 6,272
New York City Transitional Fin. Auth., Building Aid, Series S-3,
5.00%, 7/15/43  5,000 6,293
New York City Transitional Fin. Auth., Future Tax, Series A-5,
VRDN, 0.03%, 8/1/39 (Tender 8/17/21)  3,570 3,570
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 11/1/39  5,000 6,028
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/36  6,955 8,838
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/38  5,000 6,331
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 619
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,500 1,851
New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50  15,500 18,535
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1) 1,750 1,979
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1) 3,500 3,953
New York Liberty Dev., 4 World Trade Center, 5.75%, 11/15/51  3,170 3,217
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,850 2,975
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  4,500 4,509
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,505
New York State Urban Dev., Series E-2, 4.00%, 3/15/37  18,555 22,320
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 1,450 1,453
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (2) 3,000 3,675
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (2) 2,500 3,251
Onondaga Civic Dev., Saint Joseph's Hosp., 5.00%, 7/1/42
(Prerefunded 7/1/22) (3) 3,415 3,566
Onondaga Civic Dev., Upstate Properties Dev., 5.25%, 12/1/41
(Prerefunded 12/1/21) (3) 2,000 2,034

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Onondaga Civic Dev., Upstate Properties Dev., 5.50%, 12/1/31
(Prerefunded 12/1/21) (3) 2,000 2,035
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (2) 2,000 2,063
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (2) 1,950 2,316
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 1/1/28
(Prerefunded 1/1/22) (3) 3,000 3,061
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  7,500 9,851
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  2,000 2,124
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  4,515 4,970
312,968
NORTH CAROLINA 1.8%
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  1,000 1,002
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  850 971
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,105 1,253
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  1,000 1,130
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  5,610 6,507
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  13,165 15,217
North Carolina Municipal Power Agency # 1, Catawba, Series A,
5.00%, 1/1/28  7,650 9,071
North Carolina Turnpike Auth., 5.00%, 1/1/40  8,025 9,837
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (2) 2,150 2,790
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (2) 1,000 1,295
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/36 (2) 500 645
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 0.02%,
2/15/31  9,100 9,100
58,818
OHIO 3.4%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
0.02%, 6/1/34  9,500 9,500
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  2,600 3,142
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,750 2,109
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  3,500 4,203

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  28,120 33,072
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  300 361
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  350 420
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  750 891
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  1,000 1,182
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  4,815 5,739
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  3,435 4,086
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  4,050 4,920
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  5,595 6,745
Franklin County, Trinity Health Credit Group, VRDN, 0.10%,
12/1/46 (Tender 11/1/21)  11,950 11,950
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,500 1,701
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  4,200 4,690
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  1,000 1,134
Ohio, Series A, 4.00%, 1/15/50  5,000 5,817
Ohio, Series A, 5.00%, 1/15/50  3,000 3,764
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,950 2,180
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 500 582
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,550 1,827
Southeastern Ohio Port Auth., Memorial Health System, 6.00%,
12/1/42  2,045 2,141
112,156
OKLAHOMA 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  1,000 967
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  250 250
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52  1,580 1,963
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  1,300 1,567
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  625 725
5,472
OREGON 0.8%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  4,175 4,921
Oregon Fac. Auth., Peace Health, Series B, VRDN, 0.02%, 8/1/34  12,600 12,600
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2) 3,000 3,584
Port of Portland Airport, Series A, 4.00%, 7/1/39 (2) 5,000 5,973
27,078

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
PENNSYLVANIA 1.8%
Chester County IDA, 4.00%, 12/1/46  2,275 2,736
Chester County IDA, 4.00%, 12/1/51  2,155 2,581
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (1)(4) 4,310 4,537
Cumberland County Municipal Auth., Asbury Obligated Group,
5.25%, 1/1/32 (Prerefunded 1/1/22) (3) 1,465 1,496
Doylestown Hosp. Auth., Doylestown Hosp., Series A, 5.00%,
7/1/49  3,690 4,432
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  1,000 1,100
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  2,750 3,463
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  2,500 3,131
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45  4,270 4,835
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (2) 2,500 2,673
Pennsylvania Economic DFA, Republic Services, Series B-1,
VRDN, 0.20%, 4/1/49 (Tender 10/15/21) (2) 870 870
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,500 1,717
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  3,250 3,953
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  7,675 8,862
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  6,200 7,846
State Public School Building Auth., Series A, 5.00%, 6/1/32 (5) 5,000 6,107
60,339
PUERTO RICO 3.2%
Puerto Rico Commonwealth, Series A, GO, 5.00%, 7/1/19 (10)(11) 1,000 951
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (10)(11) 3,545 3,022
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 4,140 5,113
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/29  3,639 3,803
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  2,810 2,937
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.75%, 7/1/37  2,000 2,099
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (10)(11) 11,115 9,573
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (10)(11) 4,640 4,106
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (10)(11) 5,375 4,864

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (10)(11) 4,317 4,020
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.00%, 7/1/39 (10)(11) 6,850 6,576
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (10)(11) 880 850
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.75%, 7/1/36 (10)(11) 3,450 3,021
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)(11) 50 49
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11) 85 83
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11) 680 668
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11) 190 187
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(11) 240 235
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (10)(11) 935 915
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(11) 305 299
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(11) 370 362
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(11) 2,230 2,183
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (10)(11) 2,015 1,972
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(11) 960 940
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(11) 235 231
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(11) 200 195
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(11) 85 84
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(11) 225 221
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(11) 175 173
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11) 55 51
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11) 100 97
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11) 80 78
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11) 745 726

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11) 170 167
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11) 85 84
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  1,211 1,342
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  3,166 3,633
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  20,376 23,759
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  5,294 4,854
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  2,750 2,221
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,615 4,216
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,900 4,324
105,284
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(11) 490 88
88
SOUTH CAROLINA 0.6%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  5,000 5,422
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,925 2,237
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
Sys., 5.00%, 11/1/29 (Prerefunded 11/1/22) (3) 2,000 2,121
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,170 2,694
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  5,000 6,193
18,667
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Gorup, Series E, 5.00%,
11/1/37  1,030 1,086
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/44  2,330 2,646
3,732
TENNESSEE 2.2%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47  3,900 3,296

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,250 4,044
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,815 3,394
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,550 1,860
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  13,235 15,809
Metropolitan Nashville Airport Auth., Series B, 4.00%, 7/1/49 (2) 7,000 8,191
Metropolitan Nashville Airport Auth., Series B, 4.00%, 7/1/54 (2) 6,045 7,034
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (2) 3,000 3,813
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/49 (2) 4,000 5,055
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (2) 4,000 5,036
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  4,175 4,743
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  2,650 3,036
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,690 6,307
71,618
TEXAS 7.0%
Austin Airport, Series B, 5.00%, 11/15/41 (2) 1,350 1,628
Austin Airport, Series B, 5.00%, 11/15/44 (2) 5,000 6,324
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,300 1,475
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  1,050 1,174
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  560 654
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  4,880 5,761
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  12,100 15,609
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2) 6,040 6,666
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43 (2) 4,650 4,922
Dallas/Fort Worth Int'l. Airport, Series D, 5.00%, 11/1/38
(Prerefunded 11/1/21) (2)(3) 11,695 11,834
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  1,635 1,747
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  660 824
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  6,575 8,192
Houston Airport, Series A, 4.00%, 7/1/46 (2) 2,500 2,970
Houston Airport, Series A, 5.00%, 7/1/36 (2) 1,100 1,374
Houston Airport, Series A, 5.00%, 7/1/37 (2) 2,125 2,649
Houston Airport, Series A, 5.00%, 7/1/41 (2) 3,250 4,013
Houston Airport, Series B-1, 5.00%, 7/15/35 (2) 2,500 2,785
Houston Airport, Series C, 5.00%, 7/1/31 (2) 3,000 3,784
Houston Airport, Series C, 5.00%, 7/1/32 (2) 3,750 4,727

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,700 1,895
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,890 2,054
Mission Economic Dev., Natagasoline, Series B, 4.625%,
10/1/31 (1)(2) 3,275 3,459
Mission Economic Dev., Public Service, 0.20%, 1/1/26 (2) 10,000 10,000
Mission Economic Dev., Republic Serivices, Series A, VRDN,
0.20%, 5/1/50 (Tender 11/1/21) (2) 4,000 4,000
Montgomery County Toll Road Auth., 5.00%, 9/15/32  85 98
Montgomery County Toll Road Auth., 5.00%, 9/15/33  90 103
Montgomery County Toll Road Auth., 5.00%, 9/15/34  95 109
Montgomery County Toll Road Auth., 5.00%, 9/15/35  675 772
Montgomery County Toll Road Auth., 5.00%, 9/15/36  745 851
Montgomery County Toll Road Auth., 5.00%, 9/15/38  410 467
Montgomery County Toll Road Auth., 5.00%, 9/15/43  1,215 1,377
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,525 3,984
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (3) 420 492
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (3) 2,070 2,425
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, ETM, 5.00%, 4/1/24 (12) 420 474
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  275 305
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  1,000 1,107
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,720 1,899
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37  5,000 6,059
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/39  2,705 3,209
San Antonio Water Sys., Series A, VRDN, 2.625%, 5/1/49 (Tender
5/1/24)  2,250 2,404
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.50%, 11/15/45 (10)(11) 1,125 619
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  585 706
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  750 897
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,105 1,302
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  1,225 1,436
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  2,750 3,201
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  2,830 2,564

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  2,900 3,484
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  12,000 14,376
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  700 825
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  1,750 2,247
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,550 3,402
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  1,425 1,961
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2) 3,500 3,965
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2) 6,400 7,234
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (2) 2,045 2,306
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (2) 11,025 13,683
Texas Transportation Commission, Series A, 5.00%, 8/15/39  6,250 8,138
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  11,130 12,424
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,665 6,675
Texas, Veterans, GO,VRDN, 0.04%, 12/1/51  1,000 1,000
229,100
UTAH 0.3%
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2) 1,000 1,207
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2) 7,055 8,478
Utah County, IHC Health Services, Series C, VRDN, 0.01%,
5/15/51  1,500 1,500
11,185
VIRGIN ISLANDS 0.0%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  850 857
857
VIRGINIA 4.8%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (5) 4,300 5,120
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  7,305 8,714
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,070 3,659
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  5,650 6,614
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  2,000 2,398

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  5,000 5,639
Fairfax County Sewer Revenue, Series A, 4.00%, 7/15/38  6,530 8,203
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31  4,635 5,393
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57  20,215 25,299
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  3,500 4,496
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 2.00%, 10/1/48 (6) 201 18
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43  1,101 1,170
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Series A, VRDN, 0.02%, 2/15/38  2,500 2,500
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
0.01%, 11/1/34  5,050 5,050
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  500 645
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  1,445 1,704
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,070 2,436
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 7/1/25 (2) 1,000 1,042
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 7/1/27 (2) 1,000 1,041
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (2) 8,570 8,960
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (2) 4,075 4,285
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/44 (2) 805 820
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/49 (2) 3,585 3,651
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 7/1/34 (2) 5,740 5,852
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 1/1/40 (2) 9,305 9,482
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 7/1/34 (2) 5,250 5,353
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (2) 11,180 11,392
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (2) 1,000 1,210
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (2) 4,495 5,415

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (2) 7,400 8,909
156,470
WASHINGTON 3.6%
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/22  5,150 5,383
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  17,000 22,734
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 2,007
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,800 2,402
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  2,400 3,189
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  2,300 3,047
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.50%, 9/1/42  650 673
Washington, Series C, GO, 5.00%, 2/1/39  20,000 26,131
Washington, Series D, GO, 4.00%, 7/1/41  11,770 14,565
Washington, Series F, GO, 5.00%, 6/1/39  6,585 8,880
Washington, Series F, GO, 5.00%, 6/1/40  11,990 16,084
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  4,789 5,653
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (1) 3,425 3,428
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (1) 4,400 4,985
119,161
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 494
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 494
988
WISCONSIN 1.0%
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50  1,390 1,488
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2) 1,750 1,929
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2) 1,000 1,177
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (1) 600 730
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/50 (1) 1,000 1,199
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37  1,500 1,611
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47  2,500 2,677

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1) 3,300 3,682
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1) 1,000 1,112
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1) 1,050 1,166
Wisconsin PFA, Waste Management, Series A-2, VRDN, 0.20%,
10/1/25 (Tender 11/1/21) (2) 9,580 9,580
Wisconsin PFA, Waste Management, Series A-3, VRDN, 0.20%,
9/1/27 (Tender 11/1/21) (2) 6,000 6,000
32,351
Total Municipal Securities (Cost $3,133,272) 3,343,279
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, 2.046%, 6/25/38  4,322 4,544
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,493) 4,544
Total Investments in Securities 101.6%
(Cost $3,137,765) $ 3,347,823
Other Assets Less Liabilities (1.6)% (53,990)
Net Assets 100.0% $ 3,293,833
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$111,047 and represents 3.4% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Build America Mutual Assurance Company
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
(12) Escrowed to maturity
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRAN Tax Revenue Anticipation Note
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Summit Municipal Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Summit Municipal Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On July 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F84-054Q3 07/21